Subordinated Liabilities - Undated (Parenthetical) (Details) - Barclays Bank PLC [member] $ in Millions	Dec. 31, 2020 USD ($)
6% Callable Perpetual Core Tier One Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
6.86% Callable Perpetual Core Tier One Notes (USD 179m)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.86%
Notional amount	$ 179
5.3304% Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.3304%
Junior Undated Floating Rate Notes (USD 38m) | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 38